Federal Income Tax Matters - Schedule of Accumulated Earnings (Deficit) Book Basis, Income Tax (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Undistributed ordinary income - tax basis	$ 13,406	$ 6,289
Undistributed realized gains - tax basis	1,632
Net unrealized appreciation (depreciation) on investments	3,942	(587)
Other temporary differences	(14,850)	(5,414)
Total accumulated earnings (loss) - book basis	$ 4,130	$ 288